Loans Receivable, Net and Allowance for Loan Losses, Troubled Debt Restructuring (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013 Loan	Dec. 31, 2013 Loan Contract	Dec. 31, 2012 Loan Contract
TDR Loans [Abstract]
Number of Contracts		13	8
Recorded Investment		$ 1,094,000	$ 618,000
Non-Accrual		264,000	71,000
Accruing		830,000	547,000
Related Allowance		0	11,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		733,000	0
Past Due 30-89 Days		97,000	180,000
Greater than 90 Days		0	367,000
Non-Accrual		264,000	71,000
Recorded Investment		1,094,000	618,000
Number of loans performing in accordance with modified terms		9
Number of non-accrual loans		3
Number of months of timely payments before a TDR loan is placed back into an accrual status		6 months
Numbers of loans for 31 days delinquent		1
Amount of loan for 31 days delinquent		97,000
Number of days taken for delinquent		31 days
Commitments to lend additional funds to debtors whose terms have been modified as TDRs		0
TDRs identified		6	0
Amount of TDRs identified		648,000
Number of loan previously identified as TDR	1		1
Previously identified as TDR loan amount	179,000		310
Real Estate Loans [Member] | One to four family residential [Member] | Owner occupied [Member]
TDR Loans [Abstract]
Number of Contracts		2	1
Recorded Investment		153,000	71,000
Non-Accrual		0	71,000
Accruing		153,000	0
Related Allowance		0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		153,000	0
Past Due 30-89 Days		0	0
Greater than 90 Days		0	0
Non-Accrual		0	71,000
Recorded Investment		153,000	71,000
Real Estate Loans [Member] | One to four family residential [Member] | Non-owner Occupied [Member]
TDR Loans [Abstract]
Number of Contracts		7	4
Recorded Investment		733,000	302,000
Non-Accrual		151,000	0
Accruing		582,000	302,000
Related Allowance		0	10,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		485,000	0
Past Due 30-89 Days		97,000	0
Greater than 90 Days		0	302,000
Non-Accrual		151,000	0
Recorded Investment		733,000	302,000
Real Estate Loans [Member] | Multi-family Residential [Member]
TDR Loans [Abstract]
Number of Contracts		0	0
Recorded Investment		0	0
Non-Accrual		0	0
Accruing		0	0
Related Allowance		0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		0	0
Past Due 30-89 Days		0	0
Greater than 90 Days		0	0
Non-Accrual		0	0
Recorded Investment		0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
TDR Loans [Abstract]
Number of Contracts		1	0
Recorded Investment		113,000	0
Non-Accrual		113,000	0
Accruing		0	0
Related Allowance		0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		0	0
Past Due 30-89 Days		0	0
Greater than 90 Days		0	0
Non-Accrual		113,000	0
Recorded Investment		113,000	0
Real Estate Loans [Member] | Construction [Member]
TDR Loans [Abstract]
Number of Contracts		0	0
Recorded Investment		0	0
Non-Accrual		0	0
Accruing		0	0
Related Allowance		0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		0	0
Past Due 30-89 Days		0	0
Greater than 90 Days		0	0
Non-Accrual		0	0
Recorded Investment		0	0
Real Estate Loans [Member] | Home Equity [Member]
TDR Loans [Abstract]
Number of Contracts		3	3
Recorded Investment		95,000	245,000
Non-Accrual		0	0
Accruing		95,000	245,000
Related Allowance		0	1,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		95,000	0
Past Due 30-89 Days		0	180,000
Greater than 90 Days		0	65,000
Non-Accrual		0	0
Recorded Investment		95,000	245,000
Consumer Non-real Estate [Member]
TDR Loans [Abstract]
Number of Contracts		0	0
Recorded Investment		0	0
Non-Accrual		0	0
Accruing		0	0
Related Allowance		0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days		0	0
Past Due 30-89 Days		0	0
Greater than 90 Days		0	0
Non-Accrual		0	0
Recorded Investment		$ 0	$ 0